EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 2) - Legal Accounting And Audit Expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
legal expenses	$ 6,459	$ 4,212
Insurance cost recoveries	(3,617)	(710)
Accounting Expenses	130	119
Audit and reviews	417	389
Total	$ 3,389	$ 4,010